FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2022
Disclosure Of Fair Value Of Each Investment Designated As Measured At Fair Value Through Other Comprehensive Income Explanatory [Abstract]
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
NOTE 18: FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	2022 £m	2021 £m
Debt securities:
Government securities	11,196	14,599
Asset-backed securities	138	55
Corporate and other debt securities	11,511	13,131
	22,845	27,785
Equity shares	1	1
Total financial assets at fair value through other comprehensive income	22,846	27,786
At 31 December 2022 £20,766 million (2021: £24,947 million) of financial assets at fair value through other comprehensive income had a contractual residual maturity of greater than one year.
All assets were assessed at Stage 1 at 31 December 2021 and 2022.